10 Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of expenses by nature [line items]
Transmission and distribution expenses	$ 19,866	$ 21,980	$ 22,842
Selling expenses	10,843	10,007	10,534
Administrative expenses	5,353	5,223	6,012
Expenses by nature	36,062	37,210	39,388
Salaries and social security taxes [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	7,756	8,666	9,066
Selling expenses	1,287	1,424	1,627
Administrative expenses	2,272	1,819	1,914
Expenses by nature	11,315	11,909	12,607
Pension plans [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	327	260	169
Selling expenses	54	43	30
Administrative expenses	96	54	36
Expenses by nature	477	357	235
Communications expenses [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	218	113	170
Selling expenses	444	504	564
Administrative expenses		23	34
Expenses by nature	662	640	768
Allowance for the impairment of trade and other receivables [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses	4,183	1,844	2,046
Administrative expenses
Expenses by nature	4,183	1,844	2,046
Supplies consumption [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	1,878	2,200	1,654
Selling expenses
Administrative expenses	148	156	257
Expenses by nature	2,026	2,356	1,911
Leases and insurance [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	1		1
Selling expenses	1
Administrative expenses	315	308	377
Expenses by nature	317	308	378
Security service [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	306	323	286
Selling expenses	32	58	4
Administrative expenses	35	126	269
Expenses by nature	373	507	559
Fees and remuneration for services [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	3,900	3,481	2,956
Selling expenses	2,169	2,203	2,177
Administrative expenses	1,534	1,856	2,108
Expenses by nature	7,603	7,540	7,241
Public relations and marketing [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses	19	56
Administrative expenses			67
Expenses by nature	19	56	67
Advertising and sponsorship [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses	10	29
Administrative expenses			35
Expenses by nature	10	29	35
Reimbursements to personnel [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	1	1	1
Expenses by nature	1	1	1
Depreciation of property, plants and equipments [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	5,118	4,952	4,217
Selling expenses	762	738	629
Administrative expenses	626	605	516
Expenses by nature	6,506	6,295	5,362
Depreciation of right-of-use asset [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	32	22
Selling expenses	64	45
Administrative expenses	225	156
Expenses by nature	321	223
Directors and Supervisory Committee members' fees [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses
Administrative expenses	28	30	46
Expenses by nature	28	30	46
ENRE penalties [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses	330	1,963	4,321
Selling expenses	365	1,806	2,202
Administrative expenses
Expenses by nature	695	3,769	6,523
Taxes and charges [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses
Selling expenses	1,453	1,257	1,254
Administrative expenses	64	68	340
Expenses by nature	1,517	1,325	1,594
Other [member]
Summary of expenses by nature [line items]
Transmission and distribution expenses			2
Selling expenses			1
Administrative expenses	9	21	12
Expenses by nature	$ 9	$ 21	$ 15